CONDENSED CONSOLIDATED INTERIM STATEMENT OF CHANGES IN EQUITY - COP ($) $ in Millions		Total	Share Capital	Additional Paid in capital	Appropriated Reserves	Translation adjustment	Equity Securities through OCI	Debt instruments at fair value though OCI	Revaluation of assets	Associates	Employee Benefits	Retained earnings	Net income	Attributable to owners of Parent Company	Non-Controlling interest
Beginning balance at Dec. 31, 2022		$ 39,997,551	$ 480,914	$ 4,857,454	$ 15,930,665	$ 7,762,214	$ 152,028	$ (160,570)	$ 2,137	$ 11,522	$ (9,115)	$ 3,278,164	$ 6,783,490	$ 39,088,903	$ 908,648
Transfer to profit from previous years												6,783,490	(6,783,490)
Dividend payment		(3,343,319)										(3,343,319)		(3,343,319)
Constitute reserves		(32,719)			4,133,985							(4,166,704)		(32,719)
Realization of retained earnings	[1]						3,942					(3,942)
Others		(17,682)										(17,682)		(17,682)
Non-controlling interest		(18,930)													(18,930)
Net income		3,246,455											3,177,268	3,177,268	69,187
Other comprehensive income		(2,333,225)				(2,397,357)	7,491	71,961		2,043	(13,950)			(2,329,812)	(3,413)
Ending balance at Jun. 30, 2023		37,498,131	480,914	4,857,454	20,064,650	5,364,857	163,461	(88,609)	2,137	13,565	(23,065)	2,530,007	3,177,268	36,542,639	955,492
Beginning balance at Dec. 31, 2023		39,049,729	480,914	4,857,454	20,044,769	3,974,379	193,906	(67,306)	2,137	11,520	(40,475)	2,515,278	6,116,936	38,089,512	960,217
Transfer to profit from previous years												6,116,936	(6,116,936)
Dividend payment		(3,343,319)										(3,343,319)		(3,343,319)
Constitute reserves		(32,742)			2,588,066							(2,620,808)		(32,742)
Realization of retained earnings	[1]						(18,520)					18,520
Others		(10,656)										(10,656)		(10,656)
Non-controlling interest		(20,623)													(20,623)
Net income		3,146,765											3,103,246	3,103,246	43,519
Other comprehensive income		1,415,796				1,395,223	18,496	(4,130)		(5,357)	9,642			1,413,874	1,922
Ending balance at Jun. 30, 2024		$ 40,204,950	$ 480,914	$ 4,857,454	$ 22,632,835	$ 5,369,602	$ 193,882	$ (71,436)	$ 2,137	$ 6,163	$ (30,833)	$ 2,675,951	$ 3,103,246	$ 39,219,915	$ 985,035

[1]	Mainly corresponds to partial payments of asset-backed securities investments.